Impairment of exploration and evaluation, property, plant and equipment and goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Summary of carrying amount of goodwill allocated to CGUs	The carrying amount of goodwill allocated to each CGU, or groups of CGUs, and excess recoverable amounts are as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount[1]
		US$m	US$m
Australia	Pluto-Scarborough	2,445	4,014
Australia	NWS Gas	442	791
International	Atlantis	522	158
International	Beaumont New Ammonia	255	396
International	Mad Dog	242	-
International	Mad Dog Phase 2	46	548
Total		3,952
1.Amounts are with reference to the total CGU value including goodwill.
The carrying amount of goodwill allocated to each
CGU, or groups of CGUs, and excess recoverable amounts were as follows:

Segment	CGU	Goodwill carrying amount	Excess of recoverable amount over CGU carrying amount[1]
		US$m	US$m
Australia	Pluto-Scarborough[2]	2,445	4,514
Australia	NWS Gas	442	1,612
International	Atlantis	522	98
International	Beaumont New Ammonia[3]	169	—
International	Other goodwill	288	879
Total		3,866
1.Amounts are with reference to the total CGU value including goodwill.
2.A portion of the goodwill allocated to Pluto-Scarborough was disposed of due to the sell-down to LNG Japan and JERA.
3.Represents goodwill acquired through business combination. Refer to Note B.5 for further details.
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit	Reasonably
possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

	Decrease in commodity price[1]	Increase in post-tax discount rate
CGU	% change	(absolute terms)
Atlantis	(2.8%)	0.9%
Beaumont New Ammonia	(4.4%)	N/A2
Mad Dog	<0.0%	>0.0%
1.WTI price, which applies to Atlantis and Mad Dog, has a $5 to $6/bbl differential from Brent. Ammonia prices apply to Beaumont New Ammonia.
2.Management considers there to be no reasonably possible change in the respective estimate which, in isolation, would result in the estimated recoverable amount being equal to the carrying amount. Reasonably possible changes in these estimates which could result in the estimated recoverable amount being equal to the carrying amount, assuming all other variables are held constant, are as follows:

	Decrease in commodity price[1]	Increase in post-tax discount rate
CGU	% change	(absolute terms)
Atlantis	(1.5%)	0.5%
1.Brent price applies to Pluto-Scarborough and NWS Gas. WTI price (Brent – $4/bbl) applies to Atlantis.

Summary of nominal Brent oil Prices	The nominal Brent oil prices (US$/bbl) used for
the year ended 31 December 2025 were:

	2026	2027	2028	2029	2030	2031
31 December 2025[1]	70	71	78	84	85	87
31 December 2024[2]	82	83	84	86	88	90
1.Long-term oil prices are based on US$75/bbl (2024 real terms) from 2028 and prices are escalated at 2.0% onwards.
2.Long-term oil prices are based on US$78/bbl (2024 real terms) from 2027 and prices are escalated at 2.0% onwards.
The nominal Brent oil prices (US$/bbl) used for the year ended 31 December 2024 were:

	2025	2026	2027	2028	2029	2030
31 December 2024[3]	80	82	83	84	86	88
31 December 2023[4]	80	76	77	79	80	82
3.Long-term oil prices are based on US$78/bbl (2024 real terms) from 2027 and prices are escalated at 2.0% onwards.
4.Long-term oil prices are based on US$70/bbl (2022 real terms) from 2026 and prices are escalated at 2.0% onwards.